INVENTORIES	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
INVENTORIES	NOTE 5:-INVENTORIES
	December 31,
	2020	2019

Raw materials	$23,023	$21,410
Work-in-progress	1,534	1,726
Finished goods	127,516	99,550

	$152,073	$122,686